Condensed Consolidated Statements of Cash Flows - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Cash Flows [Abstract]
Net loss	$ (63.7)	$ (54.6)	$ (10.5)	$ (92.8)	$ (104.7)
Loss (income) from discontinued operations	14.8	2.4	6.0	(12.5)	(3.7)
Adjustments to reconcile net loss to net cash used in operating activities:
Deferred income tax benefit	(9.8)	(4.4)	(62.3)	(8.3)	(10.7)
Depreciation and amortization	42.4	39.7	53.8	53.2	52.2
Asset impairment				10.4	23.0
Amortization of debt issuance costs and debt discount	1.9	2.7	3.7	3.5	3.2
Loss on debt extinguishment	25.7
Net periodic pension and postretirement cost	1.8	0.9	1.5	3.0	8.9
Share-based compensation	18.0	12.8	16.1	12.5	12.8
Environmental reserve				5.9
Other	0.1	(2.0)	(0.5)	1.2	0.4
Changes in operating assets and liabilities excluding effects of acquisitions and divestitures:
Trade and other receivables	2.9	12.9	5.3	(5.8)	(8.5)
Prepaid expenses and other current assets	(3.0)	(2.8)	(6.9)	1.1	(5.6)
Accounts payable and other accrued expenses	(8.4)	(9.3)	0.1	(4.4)	(4.5)
Deferred revenue	2.8	3.6	2.6	(1.8)	(1.8)
Employee compensation and benefits	(27.7)	(33.4)	(26.1)	(49.1)	(25.8)
Accrued interest	(15.5)	(17.5)	(4.8)	(0.2)	1.3
Accrued taxes	5.2	(10.3)	(6.7)	14.7	4.5
Other assets and liabilities	(2.3)	0.2	(0.7)	(3.8)	(3.9)
Net cash used in operating activities - continuing operations	(14.8)	(59.1)	(29.4)	(73.2)	(62.9)
Net cash (used in) provided by operating activities - discontinued operations	(3.3)	(5.6)	(10.4)	(2.3)	44.6
Net cash used in operating activities	(18.1)	(64.7)	(39.8)	(75.5)	(18.3)
Cash Flows from Investing Activities
Purchase of customer trust funds marketable securities	(694.8)	(369.5)	(598.5)	(699.7)	(610.6)
Proceeds from sale and maturity of customer trust funds marketable securities	707.9	395.9	610.2	677.6	557.0
Net change in restricted cash and other restricted assets held to satisfy customer trust funds obligations	610.1	252.4	(367.8)	677.8	405.3
Expenditures for property, plant, and equipment	(6.8)	(9.6)	(17.5)	(7.4)	(8.8)
Expenditures for software and technology	(21.9)	(22.5)	(33.1)	(25.5)	(25.3)
Net proceeds from divestitures			(0.5)	101.6
Net proceeds from divestitures		0.9
Net cash (used in) provided by investing activities - continuing operations	594.5	247.6	(407.2)	724.4	317.6
Net cash (used in) provided by investing activities-discontinued operations		(0.2)	(0.2)	38.6	6.3
Net cash (used in) provided by investing activities	594.5	247.4	(407.4)	763.0	323.9
Cash Flows from Financing Activities
(Decrease) increase in customer trust funds obligations, net	(623.2)	(278.8)	356.1	(655.7)	(351.7)
Net proceeds from issuance of common stock	595.0	78.4	78.4	75.0
Proceeds from issuance of common stock upon exercise of stock options	22.2
Repurchase of stock		(1.8)	(1.8)
Proceeds from debt issuance	680.0
Repayment of long-term debt obligations	(1,132.3)	(25.9)	(25.9)	(11.8)	(7.0)
Payment of debt refinancing costs	(23.3)
Net cash provided by (used in) financing activities - continuing operations			406.8	(592.5)	(358.7)
Net cash used in financing activities - discontinued operations				(38.2)	(9.5)
Net cash provided by (used in) financing activities	(481.6)	(228.1)	406.8	(630.7)	(368.2)
Effect of Exchange Rate Changes on Cash	(1.5)	9.0	8.6	1.3	(10.4)
Net (decrease) increase in cash and equivalents	93.3	(36.4)	(31.8)	58.1	(73.0)
Elimination of cash from discontinued operations	0.5	0.6	5.2	(0.5)	0.1
Cash and equivalents at beginning of period	94.2	120.8	120.8	63.2	136.1
Cash and equivalents at end of period	$ 188.0	$ 85.0	94.2	120.8	63.2
Supplemental Cash Flow Information:
Cash paid for interest			89.7	84.9	83.9
Cash paid for income taxes			21.3	14.8	15.7
Cash received from income tax refunds			$ 1.9	$ 0.2	$ 0.2